Employee Benefits - Summary of Net Pension and Post Retirement Cost for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Net periodic pension cost	₨ (36,090.1)	$ (553.7)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	18,561.3	284.8	₨ 17,357.3	₨ 22,125.8
Past service cost	(36,090.1)	(553.7)		13.8
Administrative expenses	777.7	11.9	789.0	824.5
Interest cost on Onerous obligations				1.0
Plan settlement	(58.1)	(0.9)
Net interest cost / (income)	1,923.0	29.5	1,490.3	2,899.5
Net periodic pension cost	₨ (14,886.2)	$ (228.4)	₨ 19,636.6	₨ 25,864.6